CHANGE IN COMPARATIVE INFORMATION	12 Months Ended
Dec. 31, 2021
Change In Comparative Information
CHANGE IN COMPARATIVE INFORMATION

NOTE 15. CHANGE IN COMPARATIVE INFORMATION

The Company’s previously audited consolidated financial statements as of December 31, 2019 and for the year then ended were presented in accordance with International Financial Reporting Standards (“IFRS”). Under IFRS, the 1,800,000 shares issued for acquisition of SmartenCo were valued at $0.65 per share for a fair value of $1,170,000. With the additional information obtained during the measurement period, along with the change in financial reporting standards to the US GAAP, the Company had revalued these shares at $0.03 per share, decreased the fair value by $1,116,000 to $54,000 (Note 6), and the company revalued the asset value acquired from SmartenCo (Note 6).